Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 10 - Subsequent Events

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. On August 17, 2016, the Company entered into a subscription agreement (the “Subscription Agreement”) with an accredited investor for the sale of 666,666 shares of the Company’s Common Stock (the “Shares”) and warrants to purchase 333,333 shares of the Company’s Common Stock (the “Warrant”) for a purchase price of $250,000.  The Warrant is exercisable at any and has a five year term.  The Warrant is exercisable at price of $0.40 per share.

Note 13 - Subsequent Events

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The Management of the Company determined that the following reportable subsequent event(s) need to be disclosed:

On February 5, 2016, Great Plains Holdings, Inc. a Nevada corporation (“GTPH”, or the “Company”), GPH Merger Sub, Inc., a Nevada corporation and wholly-owned subsidiary of GTPH (“Merger Sub”), and Jerrick Ventures, Inc., a privately-held Nevada corporation headquartered in New Jersey (“Jerrick”), entered into an Agreement and Plan of Merger (the “Agreement”) pursuant to which the Merger Sub was merged with and into Jerrick, with Jerrick surviving as a wholly-owned subsidiary of GTPH (the “Merger”). The transaction (the “Closing”) took place on February 5, 2016 (the “Closing Date”). The Company acquired, through a reverse triangular merger, all of the outstanding capital stock of Jerrick in exchange for issuing Jerrick’s shareholders (the “Jerrick Shareholders”), pro-rata, a total of 28,500,000 shares of the Company’s Common Stock. GTPH shall assume 33,414.89 shares of Jerrick’s Series A Convertible Preferred Stock (the “Series A Preferred”) and 8,063.33 shares of Series B Convertible Preferred Stock (the “Series B Preferred”) and file the appropriate certificates of designation to reflect the rights, preferences and privileges of the Jerrick’s Series A Preferred and Series B Preferred. Jerrick shareholders that hold either Series A Preferred or Series B Preferred will be able to exchange such shares for the equivalent in GTPH on a one for one basis. Additionally, GTPH shall assume 12,391,667 outstanding Common Stock purchase warrants of Jerrick such that each Jerrick shareholder that holds a warrant to purchase shares of Jerrick Common Stock will by virtue of the Merger, be able to purchase the equivalent number of shares of GTPH Common Stock under the same terms and conditions.

In connection with the Merger, on February 5, 2016, the Company and Kent Campbell entered into a Spin-Off Agreement (the “Spin-Off Agreement”), pursuant to which Mr. Campbell purchased from the Company (i) all of the Company’s interest in Ashland Holdings, LLC, a Florida limited liability company, and (ii) all of the Company’s interest in Lil Marc, Inc., a Utah corporation, in exchange for the cancellation of 781,818 shares of the Parent Company’s Common Stock held by Mr. Campbell. In addition, Mr. Campbell assumed all debts, obligations and liabilities of the Company existing prior to the Merger, pursuant to the terms and conditions of the Spin-Off Agreement.

On February 5, 2016 and in conjunction with the Merger, the Company entered into a Share Exchange Agreement with Kent Campbell, Denis Espinoza and Sarah Campbell (the “Exchange Agreement”). Pursuant to the Exchange Agreement, (i) Kent Campbell cancelled 363,636 shares of the Company’s Common Stock, 6,000 shares of the Company’s Series A Preferred Stock and 10,000 shares of the Company’s Series B Preferred Stock in exchange for 1,648,881 shares of the Company’s Series D Preferred Stock, (ii) Denis Espinoza cancelled 58,951 shares of the Company’s Common Stock and 4,000 shares of the Company’s Series A Preferred Stock in exchange for 265,676 shares of the Company’s Series D Preferred Stock, and (iii) Sarah Campbell cancelled 21,818 shares of the Company’s Common Stock in exchange for 98,933 shares of the Company’s Series D Preferred Stock.

In addition, on February 6, 2016, the Company entered into Stock Purchase Agreements (the “Purchase Agreements”) with three investors providing for the issuance and sale of an aggregate of 2,626,308 shares of the Company’s Common Stock, par value $0.001 per share, for an aggregate purchase price of $2,626.30.